CONCESSION ARRANGEMENTS RIGHTS - Financial assets in concession arrangements (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	$ 343,332,362
Net income from other financial instruments mandatorily at fair value through profit or loss	278,751	$ 270,095	$ 252,355
Financial assets at end of period	274,682,875	343,332,362
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	14,259,498
Financial assets at end of period	15,370,870	14,259,498
Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	290,172,863
Financial assets at end of period	235,373,468	290,172,863
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	13,081,532	9,727,508	7,031,916
Additions or new concession arrangements	1,695,025	2,613,987	2,203,309
Collections during the year	(732,647)	(273,665)	(24,070)
Net income from other financial instruments mandatorily at fair value through profit or loss	278,751	270,095	252,355
Accrued interest	1,831,326	746,657	265,757
Impairment expense	(1,220)	(3,050)	(1,759)
Effect of movements in exchange rates	249
Financial assets at end of period	16,153,016	13,081,532	9,727,508
Service concession arrangement [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	13,081,532
Financial assets at end of period	16,153,016	13,081,532
Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	3,228,480
Financial assets at end of period	3,507,231	3,228,480
Service concession arrangement [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	9,853,052
Financial assets at end of period	12,645,785	9,853,052
Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Additions or new concession arrangements	4,575
Net income from other financial instruments mandatorily at fair value through profit or loss	278,751
Effect of movements in exchange rates	249
Financial assets at end of period	3,512,055
Gas and Energy Concession Arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	3,228,480	2,958,385	2,706,030
Net income from other financial instruments mandatorily at fair value through profit or loss		270,095	252,355
Financial assets at end of period		3,228,480	2,958,385
Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Additions or new concession arrangements	1,690,450
Collections during the year	(732,647)
Accrued interest	1,831,326
Impairment expense	(1,220)
Financial assets at end of period	12,640,961
Infrastructure Concession Arrangement [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	$ 9,853,052	6,769,123	4,325,886
Additions or new concession arrangements		2,613,987	2,203,309
Collections during the year		(273,665)	(24,070)
Accrued interest		746,657	265,757
Impairment expense		(3,050)	(1,759)
Financial assets at end of period		$ 9,853,052	$ 6,769,123